Intangible Assets, Net - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization expenses	¥ 473	¥ 682	¥ 1,523